Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	[1]	$ 1	$ 0	$ 0	$ 0	$ 0	$ 2
UNITED STATES | Bureau of Safety & Environmental Enforcement [Member]
Total	[1]			0			0
UNITED STATES | Office of Natural Resources Revenue [Member]
Total	[1]		$ 0	0			0
UNITED KINGDOM | HM Revenue & Customs (HMRC) [Member]
Total	[1]	0					0
UNITED KINGDOM | Aberdeen City Council Business Rate [Member]
Total	[1]			0			0
UNITED KINGDOM | Department For Business, Energy, & Industrial Strategy [Member]
Total	[1]			0			0
EGYPT | Egyptian General Petroleum Corporation [Member]
Total	[1]			$ 0	$ 0	$ 0	0
EGYPT | Egyptian Tax Authority [Member]
Total	[1]	$ 0					$ 0

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate existing at the time the payment was made.